ANNUAL REPORT


THE FONTAINE TRUST


FONTAINE CAPITAL APPRECIATION FUND
FONTAINE GLOBAL GROWTH FUND
FONTAINE GLOBAL INCOME FUND


DECEMBER 31, 1996

FELLOW SHAREHOLDERS OF
THE FONTAINE TRUST

INVESTMENT OVERVIEW

As our long term shareholders know, we have been fairly cautious over the last several years due to what we perceive to be the overvaluation in the
U. S. and other global stock markets. During this time, we have seen tremendous liquidity pumped into world markets by various governments in an attempt to increase economic growth. We believed that this would cause a liquidity bubble in global markets, and sooner or later, we felt that the flow of liquidity would move out of financial assets into tangible assets. Because of this belief, we decided to invest in commodity-related stock investments. It is a strategy that worked very well for us in 1996 and one we continue to implement as we head into 1997.

One of our major investment themes attempts to capitalize on the globalization of markets and sources of production worldwide. The end of the Cold War seven years ago resulted in an opening up of new investment opportunities for foreign capital-especially in the mining industry. Investors are now able to bring capital to countries that formerly did not allow foreign investment. This results in the development of natural resources that can be sold at world prices, benefiting those shareholders who are willing to take the required risk.

The recent weakness in the price of gold has allowed us to add to our investments in mining and mineral exploration companies at very favorable prices, similar to the values we were able to obtain in late 1995 before gold rose above $400 per ounce. In addition, the break in the price of copper and nickel during the third quarter of 1996 allowed us to establish several investments in fast growing copper producers and add to existing positions in nickel producers. These investments, along with our holdings of international oil companies, have become the primary focus of our equity portfolios as we enter 1997. For investors such as ourselves who are skeptical of the current market mania, companies with strong and growing underlying asset values are especially attractive.

I would like to welcome those shareholders who have joined us recently.
We are pleased that the Fontaine Global Growth Fund ("FONGX") and Fontaine Global Income Fund ("FOGIX") have joined the Capital Appreciation Fund ("FAPPX") with listings on the NASDAQ quotation system. Also, both the Fontaine Global Growth and Capital Appreciation Funds are now listed in most national newspapers. Please feel free to call me if you have any questions about your investments in our Funds.

Sincerely,

/s/ Richard H. Fontaine

Richard H. Fontaine
President and Chairman of the
Investment Advisory Committee
February 20, 1997

FONTAINE CAPITAL APPRECIATION FUND

PORTFOLIO SUMMARY

TOP 10 HOLDINGS
                                  					    Primary
       Security                            Country/Region
1      U.S. Treasury Note, 10/99           United States
2      U.S. Treasury Note, 5/97            United States
3      Stride Rite Corp.                   United States
4      Expatriate Resources Ltd. (Can.)    Canada
5      Guyanor Resources S. A. (Can.)      South America
6      Golden Star Resources               South America
7      Southwestern Gold Corp. (Can.)      South America
8      Sea Containers Ltd. - Class "A"     United States
9      Echo Bay Mines Ltd.                 United States
10     Pan African Resources Corp. (Can.)  Africa

ASSET MIX AS OF 12/31/96

[Pie Chart detailing asset breakdown by class: Common Stocks-43.2%, Bonds-11.4%, and Cash<includes cash equivalents and other net assets>-45.4%]

CUMULATIVE PERFORMANCE COMPARISON*
$10,000 INVESTMENT SINCE INCEPTION

[Line Chart detailing growth of a $10,000 investment in Fontaine Capital Appreciation Fund and S&P "500" Index since Capital Appreciation Fund inception on September 28, 1989 through December 31, 1996]

Average Annual Total Return Performance<F1>      Periods Ended 12/31/96

                				              Three Year    Five Year       Since Inception on
              		      One Year    (Annualized)  (Annualized)    9/28/89 (Annualized)
Fontaine Capital
Appreciation Fund     + 15.0%     + 10.8%       +  8.3%         +  8.8%
S&P "500" Index<F1>   + 22.8%     + 19.5%       + 15.1%         + 14.2%

<F1>
Please refer to the footnote on Page 8 for explanation of index information.

FONTAINE CAPITAL APPRECIATION FUND

PORTFOLIO REVIEW

The Fontaine Capital Appreciation Fund's performance was strong in 1996. The Fund's performance was driven by its investments in three major investment sectors: 1) U.S. based mining companies, 2) international oil stocks, and 3) medical testing and drug development companies.

The U.S. based mining companies such as Golden Star Resources, Getchell Gold, FMC Gold, and Stillwater Mining were all major contributors during the first half of 1996. During the second half of 1996, the oil investments in Exxon, Chevron and Texaco made significant headway. Holdings in Agouron Pharmaceuticals and Self-Care also made positive contributions in the second half of the year.

KEY INVESTMENTS

Stride Rite - A leading marketer of children's shoes, athletic footwear and recreational shoes for adults. New designer lines are adding sales momentum to existing lines, and a long planned turnaround appears to be underway.

Expatriate Resources Ltd. - This Canadian Exploration company is well financed and currently focusing on activities in the Yukon Territory, where its management has unparalleled expertise. In late 1996, a major discovery was made at the ICE Property in the Finlayson Lake area that is rapidly developing into an exciting new copper discovery.

Golden Star Resources - Denver based mineral and diamond exploration company has extensive holdings in Guyana, Suriname, French Guiana, Brazil, and five African countries.

INVESTMENT STRATEGY

We continue to seek out new investments that might achieve the level of returns we have enjoyed over the last year without exposure to an unnecessary level of risk. Over 40% of fund assets have been invested in shorter term U.S. Treasury securities to provide additional protection of principal.

FONTAINE GLOBAL GROWTH FUND

PORTFOLIO SUMMARY

TOP 10 HOLDINGS
                                       Primary
     Security                          Country/Region
1    Battle Mountain Gold Preferred    United States
2    Guyanor Resources S. A. (Can.)    South America
3    Expatriate Resources Ltd. (Can.)  Canada
4    Westmin Resources Ltd. (Can.)     Canada
5    Carolina Power & Light Co.        United States
6    Santa Cruz Gold, Inc. (Can.)      Central America
7    German Unity Bond, 1/02           Western Europe
8    Delmarva Power & Light            United States
9    Inco Ltd. - Class ''VBN'' (Can.)  Canada
10   Golden Star Resources             South America

ASSET MIX AS OF 12/31/96

[Pie Chart detailing asset breakdown by class: Common Stocks-78.7%, Bonds-9.2%, Cash<includes cash equivalents and other net assets>-4.2%, and Preferred Stocks-7.9%]

CUMULATIVE PERFORMANCE COMPARISON*
$10,000 INVESTMENT SINCE INCEPTION

[Line Chart detailing growth of a $10,000 investment in Fontaine Global Growth Fund, Lipper Global Fund Index, and S&P "500" Index since Global Growth Fund inception on May 1, 1992 through December 31, 1996]

Average Annual Total Return Performance<F1>     Periods Ended 12/31/96

                                   					      Three Year      Since Inception
                            				One Year      (Annualized)    on 5/01/92 (Annualized)
Fontaine Global Growth Fund     + 37.1%       + 15.9%         + 12.1%
Lipper Global Fund Index<F1>    + 16.3%       +  9.2%         + 12.8%
S&P "500" Index<F1>             + 22.8%       + 19.5%         + 16.1%

<F1>
Please refer to the footnote on Page 8 for explanation of index information.

FONTAINE GLOBAL GROWTH FUND

PORTFOLIO REVIEW

The Fontaine Global Growth Fund had an excellent year in 1996, finishing with a 37.1% gain. Global Growth ranked second of 182 funds in Morningstar's World Stock objective for one year total return as of December 31, 1996, and the fund ranked eighth of 99 funds for three year annualized return.

During 1996, the fund benefited from its focused strategy in natural resource and commodity related investments. Greenstone Resources reported significant additions to its gold reserves in Central America, resulting in a tripling in its share price. Golden Star Resources continued to develop significant gold and diamond properties throughout the Guyana Shield region of South America, which resulted in a threefold increase in the value of our interest in the company.

Three small companies delivered significant returns to the portfolio when new discoveries dramatically enhanced their share price: Indomin Resources in Indonesia, Asquith Resources in Central African Republic, and Black Swan Gold in Brazil. We also experienced good returns from our retail, oil, and depressed value investments.

KEY INVESTMENTS

Inco - Class "VBN" - This company has 25% ownership of the mining operation that will be constructed over the next three years on the nickel deposit in Voisey Bay, Labrador. This facility should be one of the lowest cost producers of nickel, cobalt and copper over the next two decades and should provide strong investment returns as the company moves through development and into production.

Pan African Resources - Its highly experienced geologists are currently pursuing gold exploration properties in Mali, Ethiopia, and Kenya. It represents outstanding value as a portfolio of mineral prospects in a largely undeveloped continent.

Madison Enterprises Corp. - A very well financed mineral exploration company with rights to the Mount Kare prospect in Papua New Guinea. The property is adjacent to the Pogera Mine of Placer Dome and offers significant potential for new discoveries over the next several years.

INVESTMENT STRATEGY

The Fontaine Global Growth Fund pursues investments in small, fast growing companies wherever we can find them. In the last year, we have developed a portfolio of stocks that we feel have significant upside potential. This fund establishes large positions in these companies and pursues concentrated investment themes to maximize future growth of capital. Many of the ideas that drove our investments during 1996 are continuing to provide good opportunities in 1997. We are aggressively pursuing these opportunities and searching out new investment themes that fit our overall strategy.

FONTAINE GLOBAL INCOME FUND

PORTFOLIO SUMMARY

TOP 10 HOLDINGS
                            				       Primary
     Security                          Country/Region
1    U.S. Treasury Note, 12/98         United States
2    Bundes Obligation, 5/00           Western Europe
3    World Bank Note, 9/02             Western Europe
4    U.S. Treasury Bill, 6/97          United States
5    German Unity Bond, 1/02 Western   Europe
6    Inco Ltd. Preferred - Series "E"  Canada
7    Battle Mountain Gold Preferred    United States
8    Westmin Resources Ltd. (Can.)     Canada
9    Carolina Power & Light            United States
10   Dayton Mining                     South America

ASSET MIX AS OF 12/31/96

[Pie Chart detailing asset breakdown by class: Common Stocks-25.3%, Bonds-52.6%, Cash<includes cash equivalents and other net assets>-13.3%, and Preferred Stocks-8.8%]

CUMULATIVE PERFORMANCE COMPARISON*
$10,000 INVESTMENT SINCE INCEPTION

[Line Chart detailing growth of a $10,000 investment in Fontaine Global Income Fund, Merrill Lynch Global Bond Index since Global Income Fund inception on May 1, 1992 through December 31, 1996]

Average Annual Total Return Performance<F1>     Periods Ended 12/31/96

                                          						Three Year     Since Inception
				                                One Year    (Annualized)   on 5/01/92 (Annualized)
Fontaine Global Income Fund         + 15.2%     +  9.6%        +  9.6%
Merrill Lynch Global Bond Index<F1> +  4.0%     +  7.6%        +  9.5%
Lipper World Income Fund Index<F1>  + 10.0%     +  6.3%        +  8.3%

<F1>
Please refer to the footnote on Page 8 for explanation of index information.

FONTAINE GLOBAL INCOME FUND

PORTFOLIO REVIEW

The Fontaine Global Income Fund performed very well during 1996, appreciating 15.2% during the year. The Fund had a successful equity strategy that complemented our fixed income positions during the period and resulted in significant equity returns. The primary contributors in this area were our holdings in international gold mining and mineral exploration companies, and positions in international petroleum stocks.

KEY INVESTMENTS

Battle Mountain Gold Preferred - A high coupon, convertible preferred stock that should benefit from the recent merger with Hemlo Gold.
Significant upside potential exists if gold moves higher over the next few years.

Inco Preferred Series "E" - A holding that resulted from the takeover by
Inco of Diamond Fields Resources.   The high current coupon provides
income and stability while allowing conservative exposure to the upside potential of Inco's nickel properties by its convertibility feature.

Westmin Resources - A well financed Canadian natural resource company that produces zinc and copper. The company offers considerable growth potential from several new discoveries and the recent acquisition of a low cost Chilean copper producer. Westmin offers a growth component to the portfolio, and some diversification for our bond investments.

INVESTMENT STRATEGY

We have added to our holdings of German Deutsche Mark denominated fixed income investments to provide both a significant level of current income as well as the possibility of capital gains should the level of the U.S. dollar decline over the next several years. We also will continue to search out the most aggressive, value oriented equity investments to provide superior returns within the context of a conservative fixed income strategy.

FUND COMPARISON

All three Funds of the Fontaine Trust were up strongly during 1996. Capital Appreciation Fund was up 15%, Global Income up 15%, and Global Growth up 37%. All three funds benefited from our common investment strategy, and their different performance for the period reflected their different implementation of the common strategy.

Fontaine Global Growth Fund is the most aggressive portfolio of the Fontaine Trust. Its assets are allocated in small to medium capitalization companies with an aggressive allocation to stocks.

Fontaine Capital Appreciation Fund is more defensive in nature. It is more domestically oriented, and tends to own larger capitalization common stocks. This fund also utilizes cash, preferred stocks and bond positions to preserve capital.

Fontaine Global Income Fund makes use of the same stock selections as the other portfolios, but less aggressively. The majority of the Fund's assets are invested in U.S. Treasury securities, high-quality foreign government bonds, and money market instruments.

DIVIDEND INFORMATION

Fontaine Capital Appreciation Fund went ex-dividend on December 23, 1996 for holders of record on December 20, 1996. Capital Appreciation declared an income dividend of $0.23 per share, a short-term capital gains distribution of $2.38 per share, and a long-term capital gains distribution of $0.29 per share. The reinvestment price on December 23, 1996 was $9.37.

Fontaine Global Growth Fund went ex-dividend on December 23, 1996 for holders of record on December 20, 1996. Global Growth declared an income dividend of $0.12 per share, a short-term capital gains distribution of $1.11 per share, and a long-term capital gains distribution of $0.01 per share. The reinvestment price on December 23, 1996 was $12.39.

Fontaine Global Income Fund went ex-dividend on September 26, 1996 for holders of record on September 25, 1996. Global Income declared an income dividend of $0.05 per share. The reinvestment price on September 26, 1995 was $11.89. Fontaine Global Income Fund also went ex-dividend on December 23, 1996 for holders of record on December 20, 1996. Global Income declared an income dividend of $0.22 per share, a short-term capital gains distribution of $0.74 per share, and a long-term capital gains distribution of $0.05 per share. The reinvestment price on December 23, 1996 was $10.88.

----------------------------------------------------------------------------

* All performance is historical. Past performance is not indicative of future results. The returns for each Fund and those for the funds included in each Lipper category include changes in share price and reinvestment of all dividends and capital gains distributions. Calculations of return by Lipper Analytical Services, Inc. do not reflect the effect of sales loads charged by other mutual funds. Each Fund's returns and principal will vary, and you may have a gain or loss when you sell Fund shares. Fontaine Associates is currently absorbing certain expenses of each Fund, which has increased each Fund's returns for the periods noted. The S&P "500" Index is an unmanaged index of 500 companies generally regarded as representative of the U.S. stock market. The Lipper Global Fund Index is an unmanaged index of the 30 largest funds in Lipper Analytical Services' Global Fund objective. The Merrill Lynch Global Bond Index is an unmanaged index of over 7100 short to long term global bonds generally regarded as representative of the global bond market. The Lipper Global Income Fund Index is an unmanaged index of the 30 largest funds in Lipper Analytical Services' Global Income Fund objective. Please read the Prospectus, which has preceded or accompanies this Report, before you invest or send money.

PORTFOLIO OF INVESTMENTS
December 31, 1996

Fontaine Capital Appreciation Fund
                                          						    Shares/           Value
                                          						    Par (000)         (000)
COMMON STOCKS --  43.2%

Apparel & Shoes -- 3.4%
 Stride Rite Corp.                                      22000    $      220

Diamonds & Gemstones -- 0.1%
<F2>Diamondco Note (Can.)                                5900             2

Entertainment & Leisure -- 1.2%
<F2>Hollywood Park, Inc.                                 5000            75

Food Processing -- 1.9%
 McCormick & Company, Inc.                               5000           118

Gold Exploration -- 4.4%
<F2>Madison Enterprises Corp. (Can.)                    46000           134
<F2>Pan African Resources Corp. (Can.)                 291600           149
                                                        								      -----
                                                               									283
Gold Mining -- 11.8%
<F2>Dayton Mining Company                                2400            16
 Echo Bay Mines Ltd.                                    22702           150
<F2>Golden Star Resources Ltd.                          13100           170
<F2>Guyanor Resources S. A. (Can.)                      28000           189
<F2>Metallica Resources, Inc. (Can.)                    42700           143
 Newmont Gold Company                                    2000            88
                                                        								      -----
                                                               									756
Insurance -- 1.6%
 USF&G Corp.                                             5000           104

Metals & Mining - General -- 4.2%
 Inco Ltd. - Class "VBN" (Can.)                          3000            73
 Southern Peru Copper Corp.                              9100           133
<F2>Westmin Resources Ltd. (Can.)                       13700            66
                                                        								      -----
                                                               									272

Mineral Exploration -- 10.4%
<F2>Cambiex Exploration, Inc. - Wts. (Can.)             85000            71
<F2>Expatriate Resources Ltd. (Can.)                    89500           192
<F2>Santa Cruz Gold, Inc. (Can.)                       116300           115
<F2>Southwestern Gold Corp. (Can.)                      13600           166
<F2>X-Cal Resources Ltd. (Can.)                        196000           122
                                                								              -----
             								                                                  	666

Retail/Department Stores -- 1.8%
 Wal-Mart Stores, Inc.                                   5000           115

Transportation Services -- 2.4%
 Sea Containers Ltd. - Class "A"                        10000           156

TOTAL COMMON STOCKS (Cost - $3,132)                              $    2,767

LONG-TERM GOVERNMENT
OBLIGATIONS -- 11.4%

U. S. Government Obligations -- 11.4%
 U.S. Treasury Note,
 6.00%, Due 10/15/99                                      330           330
 U.S. Treasury Note,
 6.25%, Due 5/31/00                                       100           101
 U.S. Treasury Note,
 6.50%, Due 5/15/97                                       300           301
       								                                                       -----
                                                      				            		732
TOTAL LONG-TERM GOVERNMENT
OBLIGATIONS (Cost - $732)                                        $      732

TOTAL INVESTMENTS IN SECURITIES
% OF NET ASSETS - 54.6% (Cost - $3,864)                          $    3,499

<F1>
(Can.) = Canadian Traded Security
<F2>
 Non-income producing
<F3>
The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS
December 31, 1996

Fontaine Global Growth Fund
        						                                      Shares/           Value
                                 						             Par (000)         (000)
PREFERRED STOCKS -- 7.9%

 Battle Mountain Gold Preferred                          7600    $      380

TOTAL PREFERRED STOCKS (Cost - $380)                             $      380

COMMON STOCKS --  78.7%

Airlines -- 1.8%
 Southwest Airlines Co.                                  4000    $       88

Apparel & Shoes -- 0.5%
 Stride Rite Corporation                                 2600            26

Diamonds & Gemstones -- 0.1%
<F3>Diamondco Note (Can.)                                1000             1

Electric Utilities -- 10.9%
 Carolina Power & Light Co.                              6000           219
 Delmarva Power & Light Co.                             10100           206
 Oklahoma Gas & Electric Co.                             2000            84
 Rochester Gas & Electric Corp.                           700            13
    								                                                          -----
                                             				            			     	 	522
Gold Exploration -- 6.8%
<F3>Madison Enterprises Corp. (Can.)                    29000            85
<F3>Meridian Gold Inc.                                  16800            69
<F3>Pan African Resources Corp. (Can.)                 337050           172
     								                                                         -----
                                                    					           				326
Gold Mining -- 22.7%
<F3>Ambrex Mining Corp. (Can.)                         275000            70
<F3>Bre-X Minerals Ltd. (Can.)                          10000           158
 Echo Bay Mines Ltd.                                     9010            60
<F3>Eden Roc Mineral Corp. (Can.)                      126800           165
<F3>El Callao Mining Corp. (Can.)                       63800            61
<F3>Golden Star Resources Ltd.                          14000           182
<F3>Guyanor Resources S. A. (Can.)                      36700           248
<F3>Metallica Resources, Inc. (Can.)                    39000           131
<F3>Nevsun Resources Ltd. (Can.)                         2200            13
      								                                                        -----
						            		                                                  1,088
Metals & Mining - General -- 12.5%
<F3><F4><F5>African Selection Mining                    50000            37
 Asarco, Inc.                                            2100            52
<F3>Hecla Mining Co.                                    15000            84
 Inco Ltd. - Class "VBN" (Can.)                          7750           188
<F3>Westmin Resources Ltd. (Can.)                       49700           241
      								                                                        -----
                                                  						             			602

Mineral Exploration -- 20.0%
<F3>Asquith Resources, Inc. (Can.)                      37000            49
<F3>Cambiex Exploration, Inc. (Can.)                     5200             4
<F3>Expatriate Resources Ltd. (Can.)                   115100           248
<F3>Santa Cruz Gold, Inc. (Can.)                       212400           209
<F3>Southwestern Gold Corp.  (Can.)                      9500           116
<F3>Tombstone Exploration Co. Ltd. (Can.                73100           115
<F3>Triton Mining Corp.(Can.)                           54000           165
<F3>X-Cal Resources Ltd. (Can.)                         89900            56
                                               								               -----
             									                                                  962
Oil & Gas Exploration -- 3.4%
 Chevron Corp.                                           1000            65
 Texaco, Inc.                                            1000            98
                                                     								         -----
				             			                                                   	163

TOTAL COMMON STOCKS  (Cost - $4,224)                             $    3,778

LONG-TERM GOVERNMENT
OBLIGATIONS --  9.2%

German Government Obligations -- 5.7%
 Bundes Obligations,
 5.875%, Due 5/15/00 (Par = DM100)                  $      68    $       68
 German Federation Unity Bonds,
 8.00%, Due 1/21/02 (Par = DM280)                         205           207
                                                  							             -----
             							                                                  		275
U. S. Government Obligations -- 1.1%
 U.S. Treasury Note,
 6.00%, Due 10/15/99                                       50            50

World Bank Obligations -- 2.4%
 World Bank Note,
 6.125%, Due 9/27/02 (Par = DM170)                        118           116

TOTAL LONG-TERM GOVERNMENT
OBLIGATIONS (Cost - $440)                                        $      441

TOTAL INVESTMENTS IN SECURITIES
% OF NET ASSETS - 95.8%   (Cost - $5,044)                        $    4,599

<F1>
(Can.) = Canadian Traded Security
<F2>
DM = Deutsche Mark
<F3>
 Non-income producing
<F4>
 Board Valued
<F5>
 Security contains some restrictions as to public resale.
 Cost basis $37
<F6>
The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS
December 31, 1996

Fontaine Global Income Fund
						    Shares/           Value
						    Par (000)         (000)
PREFERRED STOCKS -- 8.8%

 Battle Mountain Gold Preferred                          2100    $      105
 Freeport McMoran Preferred "A"                          1200            33
 Inco Ltd. Preferred - Series "E"                        2045           106
                                                        								      -----
							                                                               		244

TOTAL PREFERRED STOCKS (Cost - $242)                             $      244

COMMON STOCKS -- 25.3%

Airlines -- 1.6%
 Southwest Airlines Co.                                  2000    $       44

Diamonds & Gemstones -- 0.1%
<F3>Diamondco Note (Can.)                                 500             1

Electric Utilities -- 2.6%
 Carolina Power & Light Co.                              2000            73

Gold Exploration -- 0.5%
<F3>Madison Enterprises Corp. (Can.)                     5000            14

Gold Mining -- 6.7%
<F3>Ambrex Mining Corp. (Can.)                          21000             5
<F3>Dayton Mining Corp.                                 10700            72
 Echo Bay Mines Ltd.                                     1500            10
<F3>Golden Star Resources Ltd.                           4500            59
<F3>Guyanor Resources S. A. (Can.)                       5600            38
       								                                                       -----
                                                  							             		184
Metals & Mining - General -- 8.4%
<F3>Hecla Mining Co.                                     5000            28
 Inco Ltd. - Class "VBN" (Can.)                          2200            53
 Southern Peru Copper Corp.                              3600            53
<F3>Westmin Resources Ltd. (Can.)                       20100            97
                                                        								      -----
                                                               									231
Mineral Exploration -- 4.6%
<F3>Expatriate Resources Ltd. (Can.)                     2600             6
<F3>Santa Cruz Gold Inc. (Can.)                         35000            34
<F3>Southwestern Gold Corp. (Can.)                       3900            48
<F3>X-Cal Resources Ltd. (Can.)                         64600            40
         								                                                     -----
                                                 									              128
Retail/Department Stores -- 0.8%
 Wal-Mart Stores, Inc.                                   1000            23


TOTAL COMMON STOCKS  (Cost - $760)                               $      698

LONG-TERM GOVERNMENT
OBLIGATIONS --  52.6%

German Government Obligations -- 17.6%
 Bundes Obligations,
 5.875%, Due 5/15/00 (Par = DM440)                  $     307    $      300
 German Federation Unity Bonds,
 8.00%, Due 1/21/02 (Par = DM250)                         183           185
                                                        								      -----
                                                               									485
U. S. Government Obligations -- 26.4%
 U.S. Treasury Note,
 5.125%, Due 6/30/98                                       70            69
 U.S. Treasury Note,
 5.50%, Due 2/28/99                                        70            70
 U.S. Treasury Note,
 5.75%, Due 12/31/98                                      400           399
 U.S. Treasury Note,
 6.00%, Due 8/31/97                                        50            50
 U.S. Treasury Note,
 6.00%, Due 10/15/99                                       70            70
 U.S. Treasury Note,
 6.25%, Due 5/31/00                                        70            70
                            								                                  -----
              	        					    		  	                                   728
World Bank Obligations -- 8.6%
 World Bank Note,
 6.125%, Due 9/27/02 (Par = DM350)                        241           239

TOTAL LONG-TERM GOVERNMENT
OBLIGATIONS (Cost - $1,457)                                      $    1,452

SHORT-TERM GOVERNMENT
OBLIGATIONS --  8.2%

U. S. Government Obligations -- 8.2%
 U.S. Treasury Bills,
 5.244%, Due 6/5/97                                       230           225

TOTAL SHORT-TERM GOVERNMENT
OBLIGATIONS (Cost - $225)                                        $      225

TOTAL INVESTMENTS IN SECURITIES
% OF NET ASSETS - 94.9% (Cost - $2,684)                          $    2,619

<F1>
(Can.) = Canadian Traded Security
<F2>
DM = Deutsche Mark
<F3>
Non-income producing
<F4>
The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
THE FONTAINE TRUST / December 31, 1996


                                            							         Capital         Global       Global
			         				                                          Appreciation      Growth       Income

                                                            									 (amounts are actual)
ASSETS
Investments at Market Value:
Capital Appreciation  (Cost $3,864,335)                       3,499,069
Global Growth  (Cost $5,043,930)                                            4,599,121
Global Income  (Cost $2,684,007)                                                         2,618,566
Cash & Cash Equivalents                                         797,923       360,281    1,379,812
Dividends and Interest Receivable                                12,236        20,428       34,068
Receivable for Investments Sold                               1,614,782       713,191      135,830
Receivable for Fund Shares Sold                                 918,498        21,580       21,973
Prepaid Expenses                                                  4,177         5,061        3,465
                                                 							      ---------     ---------    ---------
TOTAL ASSETS                                                  6,846,685     5,719,662    4,193,714

LIABILITIES
Payable for Investments Purchased                               344,250       834,804      547,775
Payable for Fund Shares Redeemed                                  5,394        35,994      832,902
Payable for Shareholder Distributions                            75,829        34,809       47,938
Accrued Expenses                                                 16,413        11,168        6,310

TOTAL LIABILITIES                                               441,886       916,775    1,434,925
                                                 							      ---------     ---------    ---------
NET ASSETS                                                    6,404,799     4,802,887    2,758,789

ANALYSIS OF NET ASSETS:
Paid-in-capital applicable to shares outstanding;
$.001 par value, unlimited number of shares authorized:
Capital Appreciation: 683,834 shares                          7,100,185
Global Growth: 384,149 shares                                               5,304,321
Global Income: 253,409 shares                                                            2,839,176
Undistributed net investment income                              (2,502)      (13,189)      (9,715)
Accumulated net realized loss                                  (326,795)      (40,316)        --
Unrealized depreciation of investments                         (366,089)     (447,929)     (70,672)
                                                							      ----------    ----------   ----------
NET ASSETS                                                    6,404,799     4,802,887    2,758,789

NET ASSET VALUE PER SHARE                                          9.37         12.50        10.89

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS
THE FONTAINE TRUST/For the Year Ended December 31,1996

        					   	                                Capital        Global      Global
                             					             Appreciation     Growth      Income

                                         							     (amounts are actual)
INVESTMENT INCOME
Income
Dividends                                             51,853      31,024      20,440
Interest                                              50,536      23,085      43,586
                                          						     -------      ------      ------
Total Income                                         102,389      54,109      64,026

Expenses
Investment Management Fees                            61,135      23,702      13,185
Shareholder Servicing Fees                            11,066       9,252       3,187
Custodian and Accounting Fees                          6,700       3,437       1,407
Legal & Auditing Fees                                 25,259       9,204       4,823
Prospectus & Shareholder Reports                       6,889       4,661       1,918
Registration Fees                                      7,399       2,489       1,503
Insurance/Miscellaneous Costs                          3,833         987         875
                                          						     -------     -------     -------
Total Expenses Before Waivers
And Reimbursement From Adviser                       122,281      53,732      26,898
Less: Waivers And Reimbursement From Adviser         (25,752)    (10,468)     (4,475)
          						                                      ------      ------      ------
Net Expenses                                          96,529      43,264      22,423
                              						                --------    --------    --------
NET INVESTMENT INCOME                                  5,860      10,845      41,603

REALIZED AND UNREALIZED GAIN /
(LOSS) FROM INVESTMENTS

Net Realized Gain From Investments                 1,025,313     354,248     184,770

Unrealized Depreciation on Investments              (299,752)   (441,604)    (74,151)
                                          						   ----------   ---------    --------
NET GAIN/(LOSS) ON INVESTMENTS                       725,561     (87,356)    110,619

INCREASE/(DECREASE) IN NET ASSETS FROM
OPERATIONS                                           731,421     (76,511)    152,222

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
THE FONTAINE TRUST

                                                        								Capital                    Global
                                                  							     Appreciation                 Growth

                                               							    Year         Year          Year          Year
                                               							    Ended        Ended         Ended         Ended
                                                  						  12/31/96     12/31/95      12/31/96      12/31/95
                                                 							  ----------   ----------    ----------    ---------
CHANGE IN NET ASSETS                                                    (amounts are actual)
Operations
Net investment income                                     $    5,860   $  115,794    $   10,845    $  9,852
Net realized gain from investments                         1,025,313      658,080       354,248      38,241
Change in unrealized depreciation from investments          (299,752)     (21,365)     (441,604)     (1,296)
                                                 							   ---------      -------       -------      ------
Change in Net Assets from Operations                         731,421      752,509       (76,511)     46,797

Distributions to Shareholders
Net investment income                                         (5,861)    (114,581)      (10,701)    (10,148)
In excess of net investment income                           (97,256)        --         (42,145)       --
Net realized gain on investments                            (965,016)    (636,829)     (354,247)    (32,736)
In excess of net realized gain on investments               (232,041)        --         (11,362)       --
                                                 							   ---------      -------       -------      ------
Change in Net Assets From Distributions to Shareholders   (1,300,174)    (751,410)     (418,455)    (42,884)

Net Equalization                                                  55       (3,159)         --          --

Capital Share Transactions
Capital Appreciation
Sold 251,892 and 43,751 shares                             2,900,335      523,058
Distributions reinvested of 130,666 and 66,510 shares      1,224,345      715,650
Redeemed 193,950 and 143,398 shares                       (2,433,568)  (1,633,412)

Global Growth
Sold 530,302 and 31,410 shares                                                        7,702,621     326,304
Distributions reinvested of 30,964 and 3,984 shares                                     383,646      40,274
Redeemed 246,905 and 1,113 shares                                                    (3,488,543)    (11,777)
                                                 							   ---------    ---------     ---------     -------
Change in Net Assets from Capital Share Transactions       1,691,112     (394,704)    4,597,724     354,801
                                                 							   ---------      -------     ---------     -------
CHANGE IN NET ASSETS                                       1,122,414     (396,764)    4,102,758     358,714

NET ASSETS
Beginning of period                                        5,282,385    5,679,149       700,129     341,415
End of period                                             $6,404,799   $5,282,385    $4,802,887    $700,129

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
THE FONTAINE TRUST (Cont'd)
                                                                									     Global
                                                              									       Income


                                                              									Year          Year
                                                              									Ended         Ended
                                                                       12/31/96      12/31/95
                                                        								       ---------     --------
CHANGE IN NET ASSETS                                                    (amounts are actual)

Operations
Net investment income                                                  $   41,603    $   26,005
Net realized gain from investments                                        184,770        49,011
Change in unrealized appreciation/(depreciation) from investments         (74,151)       15,550
                                                               									  -------        ------
Change in Net Assets From Operations                                      152,222        90,566

Distributions to Shareholders
Net investment income                                                     (41,808)      (25,618)
In excess of net investment income                                         (9,715)         --
Net realized gain on investments                                         (184,770)      (48,877)
                                                               									  -------        ------
Change in Net Assets From Distributions to Shareholders                  (236,293)      (74,495)

Capital Share Transactions
Global Income
Sold 235,669 and 29,366  shares                                         2,715,884       310,821
Distributions reinvested of 16,818 and 6,704 shares                       184,487        70,618
Redeemed 100,375 and 2,002 shares                                      (1,117,054)      (21,149)
                                                               									---------       -------
Change in Net Assets from Capital Share Transactions                    1,783,317       360,290
                                                               									---------      --------
CHANGE IN NET ASSETS                                                    1,699,246       376,361

NET ASSETS
Beginning of period                                                     1,059,543       683,182
End of period                                                          $2,758,789    $1,059,543

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
THE FONTAINE TRUST

                                                 							       Capital
                                                 							       Appreciation

                                  				 Year        Year        Year        Year         Year
                                  					Ended       Ended       Ended       Ended        Ended
                            				       12/31/96    12/31/95    12/31/94    12/31/93     12/31/92
NET ASSET VALUE,
BEGINNING OF PERIOD                    $ 10.67     $  10.75    $  10.75    $   9.60     $ 10.78
Investment Activities
Net Investment Income<F1>                  0.01        0.26        0.07        0.14         0.33
Net Realized and Unrealized
 Gain/(Loss) on Investments                1.59        1.42        0.18        1.22        (0.76)
Total From Investment Activities           1.60        1.68        0.25        1.35        (0.43)
Distributions
Net Investment Income                     (0.01)      (0.26)      (0.18)     (0.135)       (0.12)
In Excess of Net Investment Income        (0.22)       --          --          --           --
Net Realized Gains                        (2.15)      (1.50)      (0.07)     (0.065)       (0.63)
In Excess of Net Realized Gains           (0.52)       --          --          --           --
Total Distributions                       (2.90)      (1.76)      (0.25)      (0.20)       (0.75)

NET ASSET VALUE,
END OF PERIOD                          $  9.37     $  10.67    $  10.75    $ 10.75      $  9.60
Ratio of Expenses to
Average Net Assets <F1>                    1.49%       1.50%       1.50%       1.50%        1.50%
Ratio of Net Investment Income
to Average Net Assets                      0.09%       2.16%       1.41%       1.15%        3.12%
Total Investment Return                   15.00%      15.49%       2.34%      14.09%       -3.94%
Portfolio Turnover Rate                   372.7%       96.0%      135.6%      131.7%       129.2%
Average Commission Paid                 $0.0195        --          --          --           --
Net Assets End of Period (000's)         $6,405      $5,282      $5,679      $8,903      $14,902

<F1>Excludes investment management fees and other expenses in excess of voluntary expense limitation of 1.50% for Capital
Appreciation.  Without fees waived or reimbursed by the adviser (see Note 5), the annualized expense ratios would have been:
1.89%, 2.10%, 2.23%, 1.81% and 1.94%.
<F2>
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
THE FONTAINE TRUST (Cont'd)

                                                							       Global
                                                							       Growth

                                 					 Year        Year        Year        Year         From
		                                    	Ended       Ended       Ended       Ended        5/1/92<F1>
                            				       12/31/96    12/31/95    12/31/94    12/31/93     to 12/31/92
NET ASSET VALUE,
BEGINNING OF PERIOD                    $  10.03    $   9.61    $   10.34   $   9.33     $  10.00
Investment Activities
Net Investment Income<F3>                  0.06        0.21        0.16        0.14         0.07
Net Realized and Unrealized
Gain/(Loss) on Investments                 3.65        1.14       (0.20)       1.11        (0.41)
Total From Investment Activities           3.71        1.35       (0.04)       1.25        (0.34)
Distributions
Net Investment Income                     (0.02)      (0.22)      (0.16)      (0.11)       (0.08)
In Excess of Net Investment Income        (0.10)       --          --          --           --
Net Realized Gains                        (1.09)      (0.71)      (0.53)      (0.13)       (0.25)
In Excess of Net Realized Gains           (0.03)       --          --          --           --
Total Distributions                       (1.24)      (0.93)      (0.69)      (0.24)       (0.33)

NET ASSET VALUE,
END OF PERIOD                          $  12.50    $  10.03    $   9.61    $  10.34     $  9.33
Ratio of Expenses to
Average Net Assets<F3>                     1.46%       1.44%       1.45%       1.50%        1.50%
Ratio of Net Investment Income
to Average Net Assets                      0.36%       2.36%       1.69%       1.15%      1.23%<F2>
Total Investment Return                   37.10%      13.97%      -0.35%      13.39%       -3.37%
Portfolio Turnover Rate                   252.8%      101.5%      114.1%      263.8%     348.5%<F2>
Average Commission Paid                 $0.0144        --          --          --           --
Net Assets End of Period (000's)         $4,803        $700        $341        $349         $335

<F1>Commencement of Operations
<F2>Annualized
<F3>Excludes investment management fees and other expenses in excess of voluntary expense limitation of 1.50% for Global
Growth.  Without fees waived or reimbursed by the adviser (see Note 5), the annualized expense ratios would have been:
1.82%, 2.04%, 1.45%, 3.62% and 7.19%.
<F4>
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
THE FONTAINE TRUST (Cont'd)


                                               							       Global
                                               							       Income

                                 					 Year        Year        Year        Year         From
                                  					Ended       Ended       Ended       Ended        5/1/92<F1>
                            				       12/31/96    12/31/95    12/31/94    12/31/93     to 12/31/92
NET ASSET VALUE,
BEGINNING OF PERIOD                    $  10.46    $   10.16   $   10.78   $    9.37    $  10.00
Investment Activities
Net Investment Income<F3>                  0.26        0.36        0.29        --           0.14
Net Realized and Unrealized
Gain/(Loss) on Investments                 1.33        0.91       (0.13)       1.92        (0.48)
Total From Investment Activities           1.59        1.27        0.16        1.92        (0.34)
Distributions
Net Investment Income                     (0.30)      (0.35)      (0.39)       --          (0.21)
In Excess of Net Investment Income        (0.07)       --          --          --           --
Net Realized Gains                        (0.79)      (0.62)      (0.39)      (0.51)       (0.08)
Total Distributions                       (1.16)      (0.97)      (0.78)      (0.51)       (0.29)

NET ASSET VALUE,
END OF PERIOD                          $  10.89    $  10.46    $  10.16    $  10.78     $   9.37
Ratio of Expenses to
Average Net Assets<F3>                     1.24%       1.21%       1.21%       1.25%        1.25%
Ratio of Net Investment Income
to Average Net Assets                      2.30%       3.35%       2.49%       2.13%       2.47%<F2>
Total Investment Return                   15.21%      12.62%       1.49%      20.53%      -3.47%
Portfolio Turnover Rate                   222.2%       95.9%      129.9%      171.5%      189.6%<F2>
Average Commission Paid                 $0.0264        --          --          --           --
Net Assets End of Period (000's)         $2,759      $1,060        $683        $849       $1,384

<F1>Commencement of Operations
<F2>Annualized
<F3>Excludes investment management fees and other expenses in excess of voluntary expense limitation of 1.25% for Global
Income.  Without fees waived or reimbursed by the adviser (see Note 5), the annualized expense ratios would have been:
1.51%, 1.74%, 1.98%, 2.32% and 3.05%.
<F4>
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
The Fontaine Trust / December 31, 1996

Note 1 -- Organization

The Fontaine Trust ("Trust") was organized as a Massachusetts business trust and is registered with the Securities and Exchange Commission ("SEC") as a no-load open-end management investment company. The Trust currently consists of three Funds: Fontaine Capital Appreciation Fund ("Capital Appreciation Fund"), Fontaine Global Growth Fund ("Global Growth Fund") and Fontaine Global Income Fund ("Global Income Fund") ("Fund" or "Funds").
Each Fund is a separate investment portfolio of the Trust having distinct investment objectives, investment programs, policies, and restrictions. Capital Appreciation Fund and Global Growth Fund are diversified investment companies under the Investment Company Act of 1940 ("1940 Act"). Global Income Fund is registered as a non-diversified investment company under the 1940 Act to enable it to invest more than 5% of its total assets in securities of one issuer, including, in particular, securities of foreign governments.

The Trust was organized on April 20, 1989 and had no operations prior to September 28, 1989, other than those relating to organizational matters including the sale of 33,073 shares of beneficial interest of Capital Appreciation Fund at $10.00 per share to Richard H. Fontaine. During 1990, Capital Appreciation Fund changed its fiscal year-end from August 31 to December 31, resulting in a four month transition period. Global Growth Fund and Global Income Fund each commenced operations on May 1, 1992, with an initial stock subscription of 10,000 shares and 40,000 shares, respectively, of beneficial interest at $10.00 per share to Richard H. Fontaine.

The investment objectives of each Fund as well as the nature and risks of their investment activities are set forth more fully in the Trust's Prospectus and Statement of Additional Information, dated May 1, 1996.

Note 2 -- Significant Accounting Policies

A -- Security Valuation--Investments in securities traded on a national securities exchange and securities traded on over-the-counter markets are valued at the last sale price on the day of valuation. Securities for which no sale price is available are valued at the last bid price. Investments in securities for which no market quotations are available are valued based on quotations provided by broker-dealers or by such other method approved by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest receivable, approximates market value.

B -- Security Transactions and Investment Income--Income and expenses are recorded on the accrual basis. Dividend income and distributions to shareholders are recorded by each Fund on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

C -- Equalization--Capital Appreciation Fund uses the accounting practice of equalization, by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of capital shares.

D -- Foreign Currency--Amounts denominated in or expected to settle in foreign currencies (FC) are translated into United States dollars (US$) at rates reported by a major New York City broker on the following basis:

   a. Market value of investment securities, other assets and liabilities ---at the closing rate of exchange as of the date of the statement of assets and liabilities.

   b. Purchases and sales of investment securities, income and expenses ---at the rate of exchange prevailing on the respective dates of such transactions (or at an average rate if significant rate fluctuations have not occurred.)

Notes to Financial Statements (Cont'd)

Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

E -- Cash and Cash Equivalents--The Trust considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. This balance represents money market Deposit Accounts held with the Custodian.

F -- Concentration of Credit--The Trust maintains cash balances in money market accounts of the Custodian. At December 31, 1996, money market balances held by Capital Appreciation Fund, Global Growth Fund and Global Income Fund were $891,735, $360,281, and $1,379,812, respectively. These accounts are overnight money market sweep accounts with a variable interest rate (4.90% as of December 31, 1996).

G -- Use of Estimates--The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

H -- Restricted Securities--Investments in restricted securities cannot be resold or transferred unless they are subsequently registered under the Securities Act of 1933 or registered under state security laws.

Note 3 -- Federal Income Taxes

No provision for federal income taxes is required since each Fund intends to qualify as a regulated investment company and distribute all of its taxable income.

At December 31, 1996, the aggregate cost of securities for federal income tax purposes for Capital Appreciation Fund, Global Growth Fund and Global Income Fund were $3,921,776, $5,093,048, and $2,694,339, respectively. Net unrealized appreciation/(depreciation) of investments for each Fund were as follows:

				Capital Appreciation   Global Growth   Global Income
Appreciated Investments              $ 61,721             $ 87,383       $ 35,123

Depreciated Investments              (426,987)            (532,191)      (100,563)
                            				     ---------            ---------      ---------
Net Unrealized Depreciation         $(365,266)           $(444,808)      $(65,440)

Net Unrealized Depreciation-
Tax Basis                           $(367,768)           $(457,998)      $(75,772)

The Distributions in Excess of Net Investment Income per the Statement of Changes in Net Assets for the Global Growth Fund and Capital Appreciation Fund are due to the reclassification of capital gains on the sale of securities identified as Passive Foreign Investment Companies (PFICs) from capital gains to net investment income and to the inclusion of unrealized gains on PFICs held in the portfolios at December 31, 1996 in net investment income.

The Distributions in Excess of Net Realized Gain on the Statement of Changes in Net Assets for these funds are due to the postponement of capital loss recognition due to wash sales and to the funds' election to push capital losses incurred post October 31, 1996 to the next fiscal year.

Notes to Financial Statements (Cont'd)

Note 4 -- Investment Transactions

				     Capital Appreciation    Global Growth     Global Income
U. S. Government Securities:
Purchases                                  $968,934            $147,828          $675,642
Sales                                     2,229,030             255,435           286,227

Securities Other Than Short-Term
 and U. S. Government Securities:
Purchases                               $19,613,025          $10,884,812        $4,233,381
Sales                                    20,260,548            6,597,572         3,232,414

Note 5 -- Related Parties

A -- Investment Adviser--The investment management agreements ("Advisory Contracts") between Richard Fontaine Associates, Inc. ("Adviser") and Capital Appreciation Fund, Global Growth Fund and Global Income Fund, provide for an annual investment management fee, computed daily and paid monthly, at a rate equal to 0.95%, 0.85%, and 0.75%, of average daily net assets, respectively.

Under the terms of the Advisory Contracts, the Adviser is required to bear any expenses of each Fund which exceed the expense limitations applicable to each Fund as imposed by the securities regulations of any state in which the fund is registered. Additionally, in accordance with the Expense Limitation Agreements between each Fund and the Adviser, the Adviser has agreed to bear any expenses of each Fund which exceed the voluntary, Adviser-imposed expense limitation of 1.50% of average daily net assets for Capital Appreciation Fund and Global Growth Fund and 1.25% of average daily net assets for Global Income Fund. The expense limitation agreements under the Master Advisory Contracts by and between the Funds and Richard Fontaine Associates are reviewed for renewal by the Board of Trustees on an annual basis.

Capital Appreciation Fund: Pursuant to this agreement, $25,752 of management fees were waived by the Adviser which exceeded the 1.50% expense limitation for the year ended December 31, 1996. In addition, $337,698 of fees and expenses were waived or reimbursed by the Adviser in prior periods. As of December 31, 1996, the Fund owed $1,928 to the Adviser for management fees payable.

Global Growth Fund: Pursuant to this agreement, $10,468 of management fees were waived by the Adviser which exceeded the 1.50% expense limitation for the year ended December 31, 1996. In addition, $23,406 of fees and expenses were waived or reimbursed by the Adviser in prior periods. As of December 31, 1996, the Fund owed $449 to the Adviser for management fees payable.

Global Income Fund: Pursuant to this agreement, $4,475 of management fees were waived by the Adviser which exceeded the 1.25% expense limitation for the year ended December 31, 1996. In addition, $36,361 of fees and expenses were waived or reimbursed by the Adviser in prior periods. As of December 31, 1996, the Fund owed $754 to the Adviser for management fees payable.

B -- Transfer Agent--During the year ended December 31, 1996, Capital Appreciation Fund, Global Growth Fund and Global Income Fund, incurred transfer agent fees and expenses of approximately $8,097, $6,446, and $2,569, respectively, for shareholder and accounting services provided by Richard Fontaine and Company, Inc., an affiliate of the Adviser. As of December 31, 1996, transfer agent fees payable by Capital Appreciation Fund, Global Growth Fund and Global Income Fund were $1,235, $1,863 and $559, respectively.

C -- Board of Trustees--At the June 24, 1994 meeting of the Board of Trustees, it was unanimously agreed upon that the Board would temporarily waive the trustees fees normally charged each Fund, thus reducing each Fund's expense.

Notes to Financial Statements (Cont'd)

D -- Ownership of Fund Shares--Certain related parties investing in the Funds hold positions representing 5% or more of total net assets. These parties may include employees and Trustees of the Trust, Transfer Agent, and/or Adviser. The Adviser also manages separate accounts apart from its investment management activities to the Trust. At certain times during the year, the manager may transact with the Funds on behalf of these separate accounts. As of December 31, 1996, balances held by these parties were as follows:

Capital Appreciation Fund
                            				    Shares        Dollar Amount   % Net Assets
Richard H. Fontaine and
Members of  the Board of Trustees   112,125.826   $1,050,619       16.40%
Private Accounts under
Adviser Management                   34,350.995      321,869        5.03%
                            				    -----------   ----------       ------
TOTAL                               146,476.821   $1,372,488       21.43%

Global Growth Fund
                            				    Shares        Dollar Amount   % Net Assets
Richard H. Fontaine and
Members of the Board of Trustees     28,208.177   $  352,602        7.34%

Global Income Fund
                            				    Shares        Dollar Amount   % Net Assets
Richard H. Fontaine and
Members of the Board of Trustees     20,881.558   $  227,400        8.24%
Private Accounts under
Adviser Management                  150,577.254    1,639,786       59.44%
                            				    -----------   ----------       ------
TOTAL                               171,458.812   $1,867,186       67.68%

E -- Related Party Transactions--As an investment practice in the interest of minimizing transaction expenses, the Adviser may trade securities between the three Funds in the Trust and between the Funds and the separate accounts also under Adviser management. These transactions are affected at the prevailing market price and, where applicable, the prevailing foreign exchange rate obtained from an independent source and are an alternative to each fund undertaking the transaction with a third party. No interfund charges are made for these transfers.

Note 6 -- Subsequent Event

At the February 5, 1997 meeting of the Board of Trustees, it was unanimously agreed upon that Richard Fontaine Associates would discontinue the Expense Limitation Agreements with the Funds effective May 1, 1997. If the Fund Operating Expenses for a particular Fund are less than the Operating Expense Limit for that Fund and the assets of that Fund exceed $20 Million, the Fund Operating Expenses assumed and paid by Fontaine Associates in prior periods on behalf of a particular Fund could be reimbursed by that Fund, provided that in doing so the Operating Expense Limit for that Fund is not exceeded and the period over which such reimbursements are made does not exceed five years from the date of the first such payment. Effective with this discontinuance, expense waivers and reimbursements through April 30, 1997 will no longer be recapturable by Richard Fontaine Associates. (Please refer to the Prospectus for more information on Expenses.)

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of The Fontaine Trust, comprised of:
	Fontaine Capital Appreciation Fund,
	Fontaine Global Growth Fund, and
	Fontaine Global Income Fund

		We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, for the Fontaine Capital Appreciation Fund, Fontaine Global Growth Fund, and Fontaine Global Income Fund as of December 31, 1996 and the related statements of operations for the year then ended, the statement of changes in net assets for the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (Fontaine Capital Appreciation Fund) and for the four years then ended and for the period May 1, 1992 (commencement of operations) to December 31, 1992 (Fontaine Global Growth Fund and Fontaine Global Income Fund). These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

		We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

		In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fontaine Capital Appreciation Fund, Fontaine Global Growth Fund and Fontaine Global Income Fund as of December 31, 1996, and the results of their operations, their changes in net assets and financial highlights for the respective periods as stated in the first paragraph, in conformity with generally accepted accounting principles.

Coopers & Lybrand, L.L.P.

Baltimore, Maryland
February 20, 1997

Fontaine Trust
210 W. Pennsylvania Avenue, Suite 240
Towson, Maryland 21204

General/Account Information:
Baltimore Area: (410) 825-7890
Toll Free: 1-800-247-1550

Investment Adviser:
Richard Fontaine Associates, Incorporated
210 W. Pennsylvania Avenue, Suite 240
Towson, Maryland 21204

Transfer Agent and
Dividend Disbursing Agent:
Richard Fontaine and Company
210 W. Pennsylvania Avenue, Suite 240
Towson, Maryland 21204

Custodian:
Chase Manhattan Bank
270 Park Avenue
New York, NY 10017

Independent Accountants:
Coopers & Lybrand, L.L.P.
217 East Redwood Street
Baltimore, Maryland 21202

Legal Counsel:
Katten, Muchin & Zavis
1025 Thomas Jefferson Street, N. W., Suite 700
Washington, D. C. 20007-5201


OFFICERS AND TRUSTEES

Richard H. Fontaine, Chairman and President
Dana R. Barrows, Trustee
Lester M. Bradshaw, Trustee
Lucas L. Godinez, Trustee
Anne Dyer Fontaine, Vice President, Treasurer
Kimberly A. Malkowski, Secretary